SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accrued salaries and related expenses	$ 8,702	$ 9,069
Accrued sales returns and damages	2,527	2,651
Accrued interest	1,357	134
Accrued distribution fees	590	1,621
Accrued professional services	2,901	1,171
Total	23,698	26,123
Related Party
Related Party Transaction [Line Items]
Other	5,856	9,914
Total	5,856	9,914
Nonrelated Party
Related Party Transaction [Line Items]
Other	$ 1,765	$ 1,563